UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   August 18, 2026 to September 17, 2026

Commission File Number of issuing entity:  333-226850-06

Central Index Key Number of issuing entity:  0001812604

BBCMS Mortgage Trust 2020-C7
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-226850

Central Index Key Number of depositor:  0001541480

Barclays Commercial Mortgage Securities LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001549574

Barclays Capital Real Estate Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001089877

KeyBank National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001755531

Societe Generale Financial Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001788190

Rialto Real Estate Fund IV - Debt, LP
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001542256

Natixis Real Estate Capital LLC
(Exact name of sponsor as specified in its charter)

Daniel Schmidt (212) 528-7479
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4149467
38-4149468
38-7250384
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-5			X
A-SB			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On September 17, 2026 a distribution was made to holders of the certificates issued by BBCMS Mortgage Trust 2020-C7.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the BBCMS Mortgage Trust 2020-C7 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on September 17, 2026

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
2	3.90%	1	$10,979,243.56

No assets securitized by Barclays Commercial Mortgage Securities LLC (the "Depositor") and held by BBCMS Mortgage Trust 2020-C7 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from August 18, 2026 to September 17, 2026.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on August 13, 2026. The CIK number for the Depositor is 0001541480.

Barclays Capital Real Estate Inc. filed its most recent Rule 15Ga-1 Form ABS-15G on February 13, 2026. The CIK number for Barclays Capital Real Estate Inc. is 0001549574.

KeyBank National Association filed its most recent Rule 15Ga-1 Form ABS-15G on February 3, 2026. The CIK number for KeyBank National Association is 0001089877.

Societe Generale Financial Corporation filed its most recent Rule 15Ga-1 Form ABS-15G on February 17, 2026. The CIK number for Societe Generale Financial Corporation is 0001755531.

Rialto Real Estate Fund IV - Debt, LP filed its most recent Rule 15Ga-1 Form ABS-15G on February 13, 2026. The CIK number for Rialto Real Estate Fund IV - Debt, LP is 0001788190.

Natixis Real Estate Capital LLC ("NREC") filed its most recent Rule 15Ga-1 Form ABS-15G on February 13, 2026. The CIK number for NREC is 0001542256.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on September 29, 2026 under Commission File No. 333-226850-06 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on September 29, 2026 under Commission File No. 333-226850-06 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Trimont LLC, in its capacity as Master Servicer for BBCMS Mortgage Trust 2020-C7, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	08/17/2026	$315,590.85
Current Distribution Date	09/17/2026	$0.00

*REO Account
Prior Distribution Date	08/17/2026	$0.00
Current Distribution Date	09/17/2026	$0.00
*As provided by Special Servicer

Computershare Trust Company, N.A., as agent for Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for BBCMS Mortgage Trust 2020-C7, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	08/17/2026	$5,956.33
Current Distribution Date	09/17/2026	$5,953.14

Interest Reserve Account
Prior Distribution Date	08/17/2026	$0.00
Current Distribution Date	09/17/2026	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	08/17/2026	$0.00
Current Distribution Date	09/17/2026	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by BBCMS Mortgage Trust 2020-C7, relating to the September 17, 2026 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on September 29, 2026 under Commission File No. 333-226850-06 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on September 29, 2026 under Commission File No. 333-226850-06 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Barclays Commercial Mortgage Securities LLC
(Depositor)

/s/ Daniel Schmidt
Daniel Schmidt, Authorized Signatory

Date: September 29, 2026